CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 2.51	$ 2.41